LIABILITIES AND DEBT (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 20, 2025	Jan. 16, 2025	Nov. 04, 2024	Apr. 30, 2024	May 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Apr. 30, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2020
Short-Term Debt [Line Items]
Estimated penalties associated with accrued payroll taxes													$ 535,000
Shares of common stock owned per agreement													4
Convertible debt									$ 0		$ 0		$ 100,000	$ 100,000
Repayments of Convertible Debt											270,511	$ 2,179,906	3,869,422	10,129,811
Promissory note payable, net									3,500,000		3,500,000		3,500,000	4,884,592
Repayments of Notes Payable			$ 1,230,741		$ 500,000
Accrued Liabilities									591,371		591,371		591,371	617,374
Cash paid for accrued interest	$ 47,000										47,000	2,039	1,838,682	711,815
Loan payable									1,819,113		1,819,113		2,798,116	2,325,842
Advisory Agreement [Member]
Short-Term Debt [Line Items]
Accrued Liabilities									535,000		535,000
Merchant Advances [Member]
Short-Term Debt [Line Items]
Long term debt, gross									1,770,159		1,770,159		1,858,157	2,960,946
Repayments of debt											87,998		1,838,682
Debt discount														1,966,881
Merchant Advance From Shopify Capital [Member]
Short-Term Debt [Line Items]
Repayments													20,199
Repayments													6,664
Promissory Note Payable [Member]
Short-Term Debt [Line Items]
Promissory note payable, net									3,500,000		3,500,000		3,500,000	3,500,000
Interest expense									105,000	$ 105,000	210,000	$ 210,000
Promissory Note Payable [Member] | Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Interest expense													420,000	420,000
March 2023 Notes [Member]
Short-Term Debt [Line Items]
Purchase price							$ 7,500,000							1,730,740
Promissory note payable, net							2,458,750
Original issue discount							608,750
Net proceeds							$ 1,850,000
Maturity date description							September 30, 2023
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount							50.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of greater than the threshold amount							100.00%
Percentage of notes to be repaid, if the Company completes a debt or equity financing of less than the threshold amount							20.00%
Repayments of principal						$ 1,247,232
Amortization of debt discount														608,750
Debt discount														346,148
March 2023 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Purchase price							$ 7,500,000
Sixth Street Diagonal Promissory Note [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Purchase price		$ 100,000
Maturity date		Oct. 16, 2025
Monthly payments		$ 15,170
Promissory note payable, net									48,954		48,954
Promissory note payable, net		$ 121,900
Interest rate		12.00%
Debt discount									11,725		$ 11,725
Bailey [Member]
Short-Term Debt [Line Items]
Purchase price													3,500,000	3,500,000
Bailey [Member] | Second Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Loan forgiveness amount								$ 1,347,050
Bailey [Member] | First PPP Loan [Member]
Short-Term Debt [Line Items]
Loan forgiveness amount								413,705
Bailey [Member] | PPP Loan [Member]
Short-Term Debt [Line Items]
Long term debt, gross													933,295	$ 933,295
Gynger, Inc. [Member]
Short-Term Debt [Line Items]
Debt conversion amount					$ 313,816
Debt conversion shares issued					2,120
Bailey 44 LLc [Member] | Second Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Loan forgiveness amount								1,347,050
Bailey 44 LLc [Member] | First PPP Loan [Member]
Short-Term Debt [Line Items]
Loan forgiveness amount								$ 413,705
Bailey 44 LLc [Member] | PPP Loan [Member]
Short-Term Debt [Line Items]
Long term debt, gross													933,295
Small Business Administration [Member]
Short-Term Debt [Line Items]
Maturity date description											The loan matures in April 2050
Interest rate															3.75%
Loan payable									$ 150,000		$ 150,000		$ 150,000		$ 150,000
Convertible Debt [Member] | Target Capital 1 LLC [Member]
Short-Term Debt [Line Items]
Purchase price				$ 250,000
Maturity date				Apr. 30, 2025
Monthly payments				$ 50,000
Repayments of Convertible Debt					$ 300,000
Stock Issued During Period, Shares, New Issues					1,000